Summary of Operations and Significant Accounting Policies - Schedule of Amortized Cost and Fair Value of Securities by Contractual Maturity (Detail) - ColdQuanta Inc dba Infleqtion [Member]
$ in Thousands
Sep. 30, 2025 USD ($)
Debt Securities, Available-for-Sale [Line Items]
Maturing within one year	$ 31,132
Maturing after one to five years	20,283
Total	$ 51,415